Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Feb. 15, 2017	Jun. 30, 2016
Entity Registrant Name	ANDEAVOR LOGISTICS LP
Entity Central Index Key	0001507615
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3.4
Common
Entity Common Stock, Shares Outstanding		102,996,246
General Partner
Entity Common Stock, Shares Outstanding		2,100,900